CERTIFICATE

      The  undersigned, Controller of  SMITH BARNEY MANAGED
GOVERNMENTS FUND INC. (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 13,124,166 shares of common stock, par value $0.001 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended July 31, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:        September 16, 1997